Property and equipment (Details 1) - KRW (₩) ₩ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning		₩ 12,049,988		₩ 14,867,677		₩ 20,629,505
Changes in scope of consolidation		656,737
Acquisitions		565,545		693,153		1,527,990
Depreciation		(2,352,013)		(2,378,905)		(2,698,656)
Disposals		(804,664)		(377,061)		(50,839)
Transfer	[2]	(1,903,602)	[1],[3]	2,385,812	[1]	(3,483,371)
Impairment loss	[6]	(152,816)	[4],[5]	(964,626)	[4]	(2,246)
Lease modification		190,705		(1,603,440)		(45,282)
Lease termination		(1,194,651)		(572,622)		(1,009,424)
Balance at Ending		7,055,228		12,049,988		14,867,677
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		1,523,141		1,828,022		2,041,579
Changes in scope of consolidation
Acquisitions		40,520		42,801		172,534
Depreciation		(264,984)		(322,641)		(345,202)
Disposals		(319,496)		(25,041)		(50,839)
Transfer	[2]	4,578	[1],[3]		[1]	9,950
Impairment loss	[6]		[4],[5]		[4]
Lease modification
Lease termination
Balance at Ending		983,759		1,523,141		1,828,022
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		1		2		4,075
Changes in scope of consolidation		22,733
Acquisitions		3,826		46,057
Depreciation		(29,061)		(1,535)		(4,074)
Disposals				(44,523)
Transfer	[2]	49,493	[1],[3]		[1]	1
Impairment loss	[6]		[4],[5]		[4]
Lease modification
Lease termination
Balance at Ending		46,992		1		2
Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		216,472		283,292		276,711
Changes in scope of consolidation		61,881
Acquisitions		47,787		13,919		92,819
Depreciation		(84,062)		(80,739)		(86,238)
Disposals		(51,828)
Transfer	[2]	1,483	[1],[3]		[1]
Impairment loss	[6]		[4],[5]		[4]
Lease modification
Lease termination
Balance at Ending		191,733		216,472		283,292
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		8,662				9,950
Changes in scope of consolidation
Acquisitions				8,662
Depreciation
Disposals		(2,600)
Transfer	[2]	(6,062)	[1],[3]		[1]	(9,950)
Impairment loss	[6]		[4],[5]		[4]
Lease modification
Lease termination
Balance at Ending				8,662
Furniture and fixtures [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		1,866,729		3,330,540		3,207,619
Changes in scope of consolidation		43,229
Acquisitions		20,800		161,780		684,228
Depreciation		(350,174)		(569,932)		(559,061)
Disposals		(430,740)		(307,497)
Transfer	[2]		[1],[3]		[1]
Impairment loss	[6]		[4],[5]	(748,162)	[4]	(2,246)
Lease modification
Lease termination
Balance at Ending		1,149,844		1,866,729		3,330,540
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		8,434,983		9,425,821		15,089,571
Changes in scope of consolidation		528,894
Acquisitions		452,612		419,934		578,409
Depreciation		(1,623,732)		(1,404,058)		(1,704,081)
Disposals
Transfer	[2]	(1,953,094)	[1],[3]	2,385,812	[1]	(3,483,372)
Impairment loss	[6]	(152,816)	[4],[5]	(216,464)	[4]
Lease modification		190,705		(1,603,440)		(45,282)
Lease termination		(1,194,651)		(572,622)		(1,009,424)
Balance at Ending		₩ 4,682,900		₩ 8,434,983		₩ 9,425,821

[1]	As of December 31, 2023, the right-of-use assets associated with six stores were reclassified as investment properties. For the year ended December 31, 2024, five of these investment properties were reclassified back to right-of-use assets due to a change in intended use, as the Company determined to utilize the properties for its own operations (Note 18).
[2]	For the year ended December 31, 2023, the Group transferred Right-of-use assets to investment properties because the Group decided to lease the building to a third party. (Note 18)
[3]	For the year ended December 31, 2025, the Company reclassified Right-of-use assets associated with five stores to investment properties as the Company decided to sublease the right-of-use asset to a third party. (Note 18)
[4]	An impairment loss was recognized due to the discontinuation of operations at six stores.
[5]	The Company identified each bakery-café store as a CGU. An impairment loss of 152,816 thousand won was recognized for the Sidus store.
[6]	The Group identified each bakery-café store as CGU and recognized impairment loss to bakery-café stores located in Garosu-gil and Jamwon.